DEBT - Credit Facilities Narrative (Details)		1 Months Ended			12 Months Ended
	Aug. 30, 2018 USD ($)	Feb. 28, 2015 USD ($)	Jul. 31, 2013 USD ($) tranche	Jan. 31, 2008 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) vessel	Dec. 31, 2013 USD ($)	Feb. 05, 2014 USD ($)	Aug. 31, 2007 USD ($)	Jan. 31, 2005 USD ($)
Debt Instrument [Line Items]
Description of variable rate basis					LIBOR
Repayments of debt					$ 215,363,000	$ 239,903,000	$ 9,400,000
Secured Debt | Golar Arctic Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 120,000,000	$ 87,500,000
Description of variable rate basis				LIBOR
Basis spread on variable rate				0.93%	2.25%
Debt instrument, maturity term				7 years	5 years
Final payment amount				$ 86,300,000	$ 52,800,000
Secured Debt | Golar Viking Facility
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 120,000,000
Description of variable rate basis					LIBOR
Basis spread on variable rate					0.70%
Debt instrument, maturity term					10 years
Final payment amount					$ 71,000,000
Current borrowing capacity									$ 120,000,000
Repayments of debt		$ 82,000,000
Secured Debt | Golar Viking 2015 Facility
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 62,500,000
Basis spread on variable rate					2.50%
Debt instrument, maturity term					5 years
Final payment amount					$ 37,800,000
Secured Debt | GoFLNG Hilli Facility
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 700,000,000
Percentage of initial project budget					60.00%
Interest rate					6.25%
Balance outstanding under pre-delivery facility					$ 50,000,000
Secured Debt | GoFLNG Hilli Facility | Scenario, Forecast
Debt Instrument [Line Items]
Purchase price	$ 1,200,000,000
Purchase price, net of percentage	20.00%
Sale and leaseback term	10 years
Secured Debt | Golar Igloo Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 161,300,000
Secured Debt | $1.125 billion newbuild facility | Line of Credit
Debt Instrument [Line Items]
Number of Tranches | tranche			3
Maximum borrowing capacity			$ 1,125,000,000		$ 1,125,000,000
Description of variable rate basis					LIBOR
Final payment amount					$ 131,000,000
Number of vessels | vessel						8
Secured Debt | $449 million newbuild facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 449,000,000
Debt instrument, maturity term					12 years
Percentage guaranteed					95.00%